American Century Investments®
Quarterly Portfolio Holdings
Disciplined Core Value Fund
September 30, 2025

Disciplined Core Value Fund - Schedule of Investments
SEPTEMBER 30, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.4%
Aerospace and Defense — 1.1%
Lockheed Martin Corp.	41,519	20,726,700
Air Freight and Logistics — 0.7%
FedEx Corp.	54,996	12,968,607
Automobile Components — 0.6%
Aptiv PLC(1)	69,239	5,969,787
BorgWarner, Inc.	133,586	5,872,440
		11,842,227
Banks — 10.6%
Bank of America Corp.	581,998	30,025,277
Citigroup, Inc.	410,318	41,647,277
JPMorgan Chase & Co.	252,265	79,571,949
Truist Financial Corp.	244,195	11,164,595
U.S. Bancorp	698,278	33,747,776
Wells Fargo & Co.	118,440	9,927,641
		206,084,515
Beverages — 0.6%
PepsiCo, Inc.	81,907	11,503,019
Biotechnology — 4.1%
AbbVie, Inc.	68,643	15,893,600
Amgen, Inc.	26,602	7,507,084
BioMarin Pharmaceutical, Inc.(1)	68,169	3,692,033
Exelixis, Inc.(1)	97,526	4,027,824
Gilead Sciences, Inc.	300,697	33,377,367
Incyte Corp.(1)	70,960	6,018,118
Neurocrine Biosciences, Inc.(1)	21,796	3,059,722
United Therapeutics Corp.(1)	6,535	2,739,537
Vertex Pharmaceuticals, Inc.(1)	7,465	2,923,593
		79,238,878
Broadline Retail — 0.6%
Amazon.com, Inc.(1)	52,092	11,437,840
Etsy, Inc.(1)	14,568	967,170
		12,405,010
Building Products — 1.3%
A.O. Smith Corp.	34,239	2,513,485
Allegion PLC	38,181	6,771,400
AZZ, Inc.	15,321	1,671,981
Masco Corp.	155,076	10,915,799
Resideo Technologies, Inc.(1)	90,137	3,892,116
		25,764,781
Capital Markets — 2.5%
Cboe Global Markets, Inc.	62,643	15,363,196
Evercore, Inc., Class A	11,828	3,989,821
Franklin Resources, Inc.	37,511	867,629
Houlihan Lokey, Inc.	5,800	1,190,856
Interactive Brokers Group, Inc., Class A	235,208	16,184,663
MSCI, Inc.	20,252	11,491,187
		49,087,352

Chemicals — 1.1%
Axalta Coating Systems Ltd.(1)	216,467	6,195,286
NewMarket Corp.	3,495	2,894,594
PPG Industries, Inc.	116,931	12,290,617
		21,380,497
Commercial Services and Supplies — 0.6%
HNI Corp.	65,013	3,045,859
MSA Safety, Inc.	22,451	3,863,143
Veralto Corp.	44,660	4,761,203
		11,670,205
Communications Equipment — 1.5%
Arista Networks, Inc.(1)	33,090	4,821,544
Cisco Systems, Inc.	188,907	12,925,017
F5, Inc.(1)	34,410	11,120,968
		28,867,529
Construction and Engineering — 1.3%
API Group Corp.(1)	50,778	1,745,240
EMCOR Group, Inc.	17,173	11,154,550
Granite Construction, Inc.	25,613	2,808,465
MasTec, Inc.(1)	8,959	1,906,565
Primoris Services Corp.	15,498	2,128,340
Valmont Industries, Inc.	12,135	4,705,104
		24,448,264
Consumer Staples Distribution & Retail — 5.2%
Dollar General Corp.	108,057	11,167,691
Kroger Co.	235,742	15,891,368
Maplebear, Inc.(1)	89,677	3,296,527
Sysco Corp.	122,629	10,097,272
Target Corp.	209,828	18,821,572
U.S. Foods Holding Corp.(1)	138,086	10,580,149
Walmart, Inc.	303,774	31,306,948
		101,161,527
Containers and Packaging — 0.3%
Crown Holdings, Inc.	69,476	6,710,687
Distributors — 0.2%
Genuine Parts Co.	6,720	931,392
LKQ Corp.	119,547	3,650,965
		4,582,357
Diversified Consumer Services — 0.4%
ADT, Inc.	351,002	3,057,227
Perdoceo Education Corp.	26,756	1,007,631
Stride, Inc.(1)	19,089	2,843,116
		6,907,974
Diversified Telecommunication Services — 2.7%
AT&T, Inc.	429,280	12,122,867
Verizon Communications, Inc.	926,109	40,702,491
		52,825,358
Electric Utilities — 0.5%
Evergy, Inc.	135,383	10,291,816
Electrical Equipment — 0.8%
Acuity, Inc.	17,196	5,922,130
Generac Holdings, Inc.(1)	17,568	2,940,883
NEXTracker, Inc., Class A(1)	66,223	4,899,840
Regal Rexnord Corp.	6,745	967,503
		14,730,356

Electronic Equipment, Instruments and Components — 1.2%
TE Connectivity PLC	103,321	22,682,059
Energy Equipment and Services — 1.5%
Schlumberger NV	570,838	19,619,702
TechnipFMC PLC	259,915	10,253,647
		29,873,349
Entertainment — 0.2%
Roku, Inc.(1)	16,601	1,662,258
Spotify Technology SA(1)	3,673	2,563,754
		4,226,012
Financial Services — 5.2%
Affirm Holdings, Inc.(1)	19,111	1,396,632
Berkshire Hathaway, Inc., Class B(1)	54,388	27,343,023
Block, Inc.(1)	22,635	1,635,832
Fiserv, Inc.(1)	12,579	1,621,811
Global Payments, Inc.	118,190	9,819,225
Mastercard, Inc., Class A	49,024	27,885,341
PayPal Holdings, Inc.(1)	393,963	26,419,159
Visa, Inc., Class A	14,930	5,096,803
		101,217,826
Food Products — 0.5%
Ingredion, Inc.	39,021	4,764,855
J.M. Smucker Co.	17,297	1,878,454
Pilgrim's Pride Corp.	60,521	2,464,415
		9,107,724
Ground Transportation — 0.5%
Lyft, Inc., Class A(1)	75,451	1,660,677
Uber Technologies, Inc.(1)	75,153	7,362,739
		9,023,416
Health Care Equipment and Supplies — 2.4%
Align Technology, Inc.(1)	41,306	5,172,337
Hologic, Inc.(1)	127,330	8,593,502
LivaNova PLC(1)	35,308	1,849,433
Medtronic PLC	273,726	26,069,664
Solventum Corp.(1)	58,129	4,243,417
		45,928,353
Health Care Providers and Services — 4.2%
Cigna Group	16,357	4,714,905
HCA Healthcare, Inc.	71,049	30,281,084
Labcorp Holdings, Inc.	12,046	3,457,925
Quest Diagnostics, Inc.	15,810	3,013,070
UnitedHealth Group, Inc.	118,435	40,895,605
		82,362,589
Health Care Technology — 0.3%
Veeva Systems, Inc., Class A(1)	17,954	5,348,676
Hotel & Resort REITs — 0.3%
Host Hotels & Resorts, Inc.	335,290	5,706,636
Hotels, Restaurants and Leisure — 1.7%
Booking Holdings, Inc.	1,139	6,149,769
Brinker International, Inc.(1)	33,069	4,189,181
DoorDash, Inc., Class A(1)	24,984	6,795,398
Expedia Group, Inc.	53,955	11,532,881
Yum! Brands, Inc.	30,101	4,575,352
		33,242,581

Household Products — 2.3%
Colgate-Palmolive Co.	202,155	16,160,271
Procter & Gamble Co.	182,341	28,016,694
		44,176,965
Insurance — 3.4%
Allstate Corp.	16,407	3,521,763
Everest Group Ltd.	14,435	5,055,570
Hartford Insurance Group, Inc.	117,484	15,671,191
Progressive Corp.	83,174	20,539,819
Travelers Cos., Inc.	45,386	12,672,679
W.R. Berkley Corp.	112,955	8,654,612
		66,115,634
Interactive Media and Services — 2.4%
Alphabet, Inc., Class A	16,754	4,072,897
Alphabet, Inc., Class C	144,238	35,129,165
Match Group, Inc.	147,844	5,221,850
Meta Platforms, Inc., Class A	3,941	2,894,192
		47,318,104
IT Services — 3.2%
Cognizant Technology Solutions Corp., Class A	219,171	14,699,799
Gartner, Inc.(1)	30,644	8,055,388
GoDaddy, Inc., Class A(1)	38,822	5,312,014
International Business Machines Corp.	97,866	27,613,871
Twilio, Inc., Class A(1)	68,375	6,843,654
		62,524,726
Leisure Products — 0.2%
Mattel, Inc.(1)	187,453	3,154,834
Machinery — 5.9%
Caterpillar, Inc.	68,798	32,826,966
Cummins, Inc.	80,232	33,887,590
Donaldson Co., Inc.	69,787	5,712,066
Flowserve Corp.	79,165	4,206,828
Lincoln Electric Holdings, Inc.	25,089	5,916,739
Middleby Corp.(1)	30,132	4,005,447
Mueller Industries, Inc.	66,385	6,712,187
Parker-Hannifin Corp.	17,949	13,608,034
Toro Co.	61,159	4,660,316
Watts Water Technologies, Inc., Class A	12,665	3,537,081
		115,073,254
Media — 2.4%
Comcast Corp., Class A	1,114,215	35,008,635
Fox Corp., Class A	133,958	8,447,392
Nexstar Media Group, Inc., Class A	16,278	3,218,812
		46,674,839
Metals and Mining — 1.2%
Newmont Corp.	182,456	15,382,865
Reliance, Inc.	25,866	7,263,949
		22,646,814
Multi-Utilities — 1.0%
Consolidated Edison, Inc.	31,278	3,144,065
WEC Energy Group, Inc.	142,631	16,344,086
		19,488,151
Oil, Gas and Consumable Fuels — 1.3%
Chevron Corp.	18,140	2,816,960
ConocoPhillips	57,600	5,448,384

Crescent Energy Co., Class A	223,904	1,997,224
Devon Energy Corp.	43,921	1,539,870
Exxon Mobil Corp.	97,308	10,971,477
Permian Resources Corp.	134,622	1,723,162
		24,497,077
Personal Care Products — 0.6%
Kenvue, Inc.	777,441	12,617,867
Pharmaceuticals — 5.3%
Johnson & Johnson	324,452	60,159,890
Merck & Co., Inc.	515,192	43,240,064
		103,399,954
Professional Services — 1.5%
Amentum Holdings, Inc.(1)	2,472	59,204
Booz Allen Hamilton Holding Corp.	36,881	3,686,256
Genpact Ltd.	98,293	4,117,494
Huron Consulting Group, Inc.(1)	21,302	3,126,495
Leidos Holdings, Inc.	78,167	14,770,436
Science Applications International Corp.	24,261	2,410,816
		28,170,701
Real Estate Management and Development — 0.5%
Jones Lang LaSalle, Inc.(1)	29,572	8,820,736
Semiconductors and Semiconductor Equipment — 5.3%
Amkor Technology, Inc.	113,316	3,218,174
Applied Materials, Inc.	28,792	5,894,874
Broadcom, Inc.	25,962	8,565,123
Cirrus Logic, Inc.(1)	7,695	964,107
KLA Corp.	25,381	27,375,947
Marvell Technology, Inc.	104,386	8,775,731
Micron Technology, Inc.	64,947	10,866,932
NVIDIA Corp.	8,011	1,494,692
Qorvo, Inc.(1)	32,034	2,917,657
QUALCOMM, Inc.	196,429	32,677,929
		102,751,166
Software — 3.5%
Adobe, Inc.(1)	48,389	17,069,220
AppLovin Corp., Class A(1)	16,557	11,896,867
Docusign, Inc.(1)	11,672	841,434
Microsoft Corp.	14,611	7,567,767
Salesforce, Inc.	90,501	21,448,737
Zoom Communications, Inc., Class A(1)	111,736	9,218,220
		68,042,245
Specialized REITs — 0.5%
Public Storage	34,201	9,878,959
Specialty Retail — 1.4%
Bath & Body Works, Inc.	125,665	3,237,130
Gap, Inc.	151,966	3,250,553
Group 1 Automotive, Inc.	6,371	2,787,376
Home Depot, Inc.	14,075	5,703,049
Lowe's Cos., Inc.	18,062	4,539,161
Signet Jewelers Ltd.	31,077	2,980,906
Ulta Beauty, Inc.(1)	7,246	3,961,751
		26,459,926
Technology Hardware, Storage and Peripherals — 1.1%
Apple, Inc.	65,251	16,614,862
Dell Technologies, Inc., Class C	21,015	2,979,296

Super Micro Computer, Inc.(1)	42,890	2,056,147
		21,650,305
Textiles, Apparel and Luxury Goods — 0.2%
Ralph Lauren Corp.	13,176	4,131,467
Trading Companies and Distributors — 1.5%
Core & Main, Inc., Class A(1)	71,675	3,858,265
Ferguson Enterprises, Inc.	86,884	19,512,409
MSC Industrial Direct Co., Inc., Class A	33,430	3,080,240
WESCO International, Inc.	8,409	1,778,504
		28,229,418
TOTAL COMMON STOCKS (Cost $1,566,839,382)		1,927,740,022
SHORT-TERM INVESTMENTS — 0.6%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	41,060	41,060
Repurchase Agreements — 0.6%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.625%, 2/15/55, valued at $11,294,513), at 4.19%, dated 9/30/25, due 10/1/25 (Delivery value $11,074,289)		11,073,000
TOTAL SHORT-TERM INVESTMENTS (Cost $11,114,060)		11,114,060
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,577,953,442)		1,938,854,082
OTHER ASSETS AND LIABILITIES — 0.0%		846,415
TOTAL NET ASSETS — 100.0%		$1,939,700,497

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund'sportfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,927,740,022	—	—
Short-Term Investments	41,060	$11,073,000	—
	$1,927,781,082	$11,073,000	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.